CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS
Cash and cash equivalents per consolidated balance sheet	$ 303,856	$ 320,952
Less: Margin account held with broker	(1,418)	(33,659)
Cash and cash equivalents per consolidated statement of cash flows	$ 302,438	$ 287,293